UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2010


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        05/12/2010
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     31

Form 13F Information Table Value Total:               $224,567

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/2010


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----

AMERICAN EQUITY
 INVESTMENT LIF COM STK	  COM	  025676206    5,150 	483,559	 SH	   Share-defined   123	    483,559
BANK OF THE OZARKS
 INC COM STK		  COM	  063904106    2,405 	 68,336	 SH	   Share-defined   123	     68,336
CNA FINL CORP COM STK	  COM	  126117100    6,044 	226,186	 SH	   Share-defined   123	    226,186
CASH AMERICA
 INTERNATIONAL
  INC COM STK		  COM	  14754D100    7,044 	178,427	 SH	   Share-defined   123	    178,427
CATHAY GEN
 BANCORP COM STK	  COM	  149150104   12,075  1,039,138	 SH	   Share-defined   123	  1,039,138
EPIQ SYSTEMS INC	  COM	  26882D109    5,597 	450,264	 SH	   Share-defined   123	    450,264
ENCORE CAP GROUP
 INC COM STK		  COM	  292554102    9,215 	560,198	 SH	   Share-defined   123	    560,198
FIRST CASH FINANCIAL
 SERVICES COM STK	  COM	  31942D107    8,429 	390,051	 SH	   Share-defined   123	    390,051
FORTRESS INVESTMENT
 GROUP LLC COM		  COM	  34958B106    6,215  1,557,549	 SH	   Share-defined   123	  1,557,549
GFI GROUP INC COM STK	  COM	  361652209    4,028 	695,710	 SH	   Share-defined   123	    695,710
GENWORTH FINANCIAL INC	  COM	  37247D106    5,166 	281,662	 SH	   Share-defined   123	    281,662
JPMORGAN CHASE & CO COM	  COM	  46625H100    6,018 	134,481	 SH	   Share-defined   123	    134,481
MF GLOBAL HOLDINGS
 LTD COM STK		  COM	  55277J108    5,374 	665,886	 SH	   Share-defined   123	    665,886
MARKETAXESS		  COM	  57060D108    4,472 	284,307	 SH	   Share-defined   123	    284,307
METROCORP
 BANCSHARES INC COM STK	  COM	  591650106    1,569 	554,409	 SH	   Share-defined   123	    554,409
NASDAQ OMX GROUP COM STK  COM	  631103108    4,864 	230,325	 SH	   Share-defined   123	    230,325
NAVIGATORS GROUP
 INC COM STK		  COM	  638904102    6,947 	176,637	 SH	   Share-defined   123	    176,637
OCH-ZIFF
 CAPITAL MANAGEMENT	  COM	  67551U105    4,140 	258,753	 SH	   Share-defined   123	    258,753
OMNIAMERICAN BANCORP INC  COM	  68216R107    3,831 	332,251	 SH	   Share-defined   123	    332,251
PORTFOLIO RECOVERY
 ASSOCS INC COM STK	  COM	  73640Q105    6,790 	123,744	 SH	   Share-defined   123	    123,744
RADIAN GROUP INC COM STK  COM	  750236101   13,699 	875,903	 SH	   Share-defined   123	    875,903
RAYMOND JAMES
 FINL INC COM STK	  COM	  754730109    4,707 	176,017	 SH	   Share-defined   123	    176,017
SEABRIGHT INSURANCE HLDG  COM	  811656107    7,218 	655,608	 SH	   Share-defined   123	    655,608
WELLS FARGO COMPANY	  COM	  949746101   13,155 	422,717	 SH	   Share-defined   123	    422,717
ALLIED WRLD
 ASSURANCE HOLDINGS COM	  COM	  G0219G203    9,317 	207,738	 SH	   Share-defined   123	    207,738
ARGO GROUP INTERNATIONAL
 HOLDI COM STK		  COM	  G0464B107    7,789 	238,985	 SH	   Share-defined   123	    238,985
INVESCO LTD COM STK	  COM	  G491BT108   11,076 	505,544	 SH	   Share-defined   123	    505,544
DJSP ENTERPRISES
 INC COM STK		  COM	  G7982P104    4,906 	422,196	 SH	   Share-defined   123	    422,196
TEXTAINER GROUP HOLD	  COM	  G8766E109   17,732 	822,844	 SH	   Share-defined   123	    822,844
XL CAPITAL LTD
 CL-A COM STK		  COM	  G98255105    7,273 	384,795	 SH	   Share-defined   123	    384,795
MFA FINANCIAL INC COM STK COM	  55272X102   12,322  1,674,246	 SH	   Share-defined   123	  1,674,246

			       		     224,567
